TAXATION - Schedule of cash paid for Income taxes (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2025 CNY (¥)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Domestic	¥ 3,273
Foreign jurisdictions:
Income Tax Paid, Foreign, after Refund Received	2,467
Cash paid for taxes, net of refunds received	5,740
India
Foreign jurisdictions:
Income Tax Paid, Foreign, after Refund Received	2,073
Other foreign jurisdictions
Foreign jurisdictions:
Income Tax Paid, Foreign, after Refund Received	¥ 394